Revenue	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Revenue

NOTE 4: REVENUE

4.1 Disaggregated revenue information

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2020	2019
COA/Voyage revenues	$77,485	$53,649	$49,488
Time chartering revenues non-lease component	17,224	24,765	31,867
Dry port terminal revenues	78,740	73,112	80,180
Storage fees (dry port) revenues	1,518	3,364	3,452
Dockage revenues	3,876	3,948	4,310
Sale of products revenues-liquid port terminal	13,776	17,272	9,384
Liquid port terminal revenues	5,734	4,606	4,032
Other dry port terminal revenue	901	381	745
Turnover tax-non lease component	(361)	(375)	(441)
Revenue from contracts with customers	$198,893	$180,722	$183,017

Time chartering revenues lease component	$24,222	$34,827	$44,813
Turnover tax-lease component	(507)	(526)	(621)
Total revenue	$222,608	$215,023	$227,209

Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the segment information (Note 3):

	For the year ended December 31, 2021
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	$–	$2,804	$74,681	$77,485
Time chartering revenues non-lease component	–	13,604	3,620	17,224
Dry port terminal revenues	78,740	–	–	78,740
Storage fees (dry port) revenues	1,518	–	–	1,518
Dockage revenues	3,876	–	–	3,876
Sale of products revenues-liquid port terminal	13,776	–	–	13,776
Liquid port terminal revenues	5,734	–	–	5,734
Other dry port terminal revenue	901	–	–	901
Turnover tax-non lease component	–	(261)	(100)	(361)
Revenue from contracts with customers	$104,545	$16,147	$78,201	$198,893
Time chartering revenues lease component	–	19,129	5,093	24,222
Turnover tax-lease component	–	(367)	(140)	(507)
Total revenue	$104,545	$34,909	$83,154	$222,608

	For the year ended December 31, 2020
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	$–	$2,721	$50,928	$53,649
Time chartering revenues non-lease component	–	18,021	6,744	24,765
Dry port terminal revenues	73,112	–	–	73,112
Storage fees (dry port) revenues	3,364	–	–	3,364
Dockage revenues	3,948	–	–	3,948
Sale of products revenues-liquid port terminal	17,272	–	–	17,272
Liquid port terminal revenues	4,606	–	–	4,606
Other dry port terminal revenue	381	–	–	381
Turnover tax-non lease component	–	(345)	(30)	(375)
Revenue from contracts with customers	$102,683	$20,397	$57,642	$180,722
Time chartering revenues lease component	–	25,342	9,485	34,827
Turnover tax-lease component	–	(485)	(41)	(526)
Total revenue	$102,683	$45,254	$67,086	$215,023

	For the year ended December 31, 2019
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	$–	$1,924	$47,564	$49,488
Time chartering revenues non-lease component	–	18,944	12,923	31,867
Dry port terminal revenues	80,180	–	–	80,180
Storage fees (dry port) revenues	3,452	–	–	3,452
Dockage revenues	4,310	–	–	4,310
Sale of products revenues-liquid port terminal	9,384	–	–	9,384
Liquid port terminal revenues	4,032	–	–	4,032
Other dry port terminal revenue	745	–	–	745
Turnover tax-non lease component	–	(398)	(43)	(441)
Revenue from contracts with customers	$102,103	$20,470	$60,444	$183,017
Time chartering revenues lease component	–	26,641	18,172	44,813
Turnover tax-lease component	–	(560)	(61)	(621)
Total revenue	$102,103	$46,551	$78,555	$227,209

4.2 Contract balances

	December 31, 2021	December 31, 2020
Trade receivable from contract with customers (Note 13)	$44,026	$34,190
Contract assets	$418	$906
Contract liabilities (Note 2(g))	$1,473	$2,011

4.3 Performance obligations

Trade receivables from contracts with customers represent net amounts receivable from customers in respect of voyage charters, port terminals and in respect of time charters for the non-lease (service component) of the receivable.

Contract assets represent amounts from contracts with customers that reflect services transferred to customers before payment or consideration is due. Specifically, contract assets represent the freight, demurrage, deviation and other amounts receivable from charterers for the completed voyage performance as at the period end. The balances of contract assets vary and depend on ongoing voyage charters at period end.

Contract liabilities represent the performance due to a customer for the remaining voyage as at the period end. This may happen in the case where the customer has made an advance payment before the completion of the voyage as of the period end date. The balances of contract liabilities vary and depend on advance payments received at period end.

As of December 31, 2021, the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period were as follows:

Amount
2022	$84,537
2023	74,481
2024	70,795
2025	64,492
2026	53,087
2027 and thereafter	572,033
Total	$919,425